Cost of sales and services provided	12 Months Ended
Jun. 30, 2018
Cost Of Sales And Services Provided
Cost of sales and services provided

32. Cost of goods sold and services provided

Description	Biological assets	Agricultural inventories	Rentals and other agricultural services	Subtotal agricultural sales and services	Trading properties and developments	Communication services	Telephones and communication equipment	Rental and services	Good for resale	Hotel operations, tourism services and others (i)	Total as of 06.30.18	Total as of 06.30.17	Total as of 06.30.16
Inventories as of 06.30.17	760	776	-	1,536	5,783	-	320	-	3,873	67	11,579	9,441	1,064
Acquisition for business combination	-	-	-	-	-	-	-	-	380	-	380	-	4,575
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	56	483	-	539	-	-	-	-	-	-	539	(109)	(30)
Changes in net realizable value of agricultural products after harvest	-	243	-	243	-	-	-	-	-	-	243	(112)	139
Capitalized finance costs	-	-	-	-	11	-	-	-	-	-	11	-	-
Decrease due to harvest	-	2,582	-	2,582	-	-	-	-	-	-	2,582	1,877	1,234
Purchases and classifications	160	1,614	-	1,774	-	-	3,453	-	44,485	96	49,808	37,494	3,014
Consume	(47)	64	-	17	-	-	-	-	-	-	17	(819)	(622)
Additions	-	-	-	-	1,870	-	-	-	-	227	2,097	1,236	13,659
Deconsolidation (Note 4.(l))	-	-	-	-	-	-	-	-	(50,717)	(25)	(50,742)	(35,433)	(14,018)
Transfers	-	-	-	-	(344)	-	-	-	-	-	(344)	27	317
Expenses incurred	346	251	349	946	28	10,484	-	3,046	-	6,220	20,724	18,429	7,654
Cumulative translation adjustment	92	133	-	225	3,652	56	178	-	1,979	11	6,101	2,718	2,881
Inventories as of 06.30.18	(1,030)	(1,695)	-	(2,725)	(9,252)	-	(592)	-	-	(37)	(12,606)	(11,579)	(9,441)
Costs as of 06.30.18	337	4,451	349	5,137	1,748	10,540	3,359	3,046	-	6,559	30,389	-	-
Costs as of 06.30.17	176	2,924	189	3,289	1,419	8,467	2,716	2,835	-	4,444	-	23,170	-
Costs as of 06.30.16	137	2,097	101	2,335	166	3,304	1,304	1,888	-	1,429	-	-	10,426

(i) Includes the cost of goods sold from IDBD Tourism which is disclosed as discontinued operations for an amount of Ps. (5,621), Ps. (3,850) and Ps. (1,055) as of June 30, 2018, 2017 and 2016, respectively.